Cover	Mar. 02, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2023
Entity File Number	001-40162
Entity Registrant Name	M3-BRIGADE ACQUISITION II CORP.
Entity Central Index Key	0001839175
Entity Tax Identification Number	86-1359752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Broadway
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	202-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	MBAC.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	MBAC
Security Exchange Name	NYSE
Public warrants, each whole public warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Public warrants, each whole public warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	MBAC.WS
Security Exchange Name	NYSE